Net loss per share attributable to common stockholders (Details) - Schedule of computation of diluted net loss per share - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Computation of Diluted Net Loss Per Share [Abstract]
Redeemable convertible preferred stock		$ 33,083,858	$ 307,298.151	$ 307,298.151
Stock based compensation		2,173,404		20,187.576
Unvested restricted stock units	2,706,325		5,968
Warrants	15,584,965	741,353	14,961.265	6,886.027
Total	$ 20,844,943	$ 35,998,615	$ 328,227.416	$ 334,371.754